Share-Based Compensation - Additional Information (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares	Dec. 31, 2016 $ / shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares	Dec. 31, 2015 $ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value of options granted | (per share)	¥ 388.45	$ 57.30	¥ 319.16	$ 47.96	¥ 294.76	$ 45.50
Options exercised	203,174	203,174	62,430		49,887
Unrecognized compensation expense related to unvested share options | ¥	¥ 76,529
Unrecognized compensation expense, period for recognition	2 years 2 months 12 days	2 years 2 months 12 days
Conversion from option	5,748	5,748
Converted to restricted shares	11,495	11,495
Incremental compensation cost related to plan modified | $		$ 150,494
Weighted average exercise price | ¥ / shares	¥ 94.23
Before Modification
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average exercise price | $ / shares		$ 56.25
After Modification
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average exercise price | $ / shares		$ 0
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense, period for recognition	2 years 6 months 21 days	2 years 6 months 21 days
Total fair value of non-vested restricted shares | ¥	¥ 39,622		¥ 31,223		¥ 24,960
Unrecognized compensation expense related to non-vested restricted shares | ¥	¥ 84,896
Stock Incentive Plan 2008
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of shares that may be issued as a percentage of outstanding stock	8.00%	8.00%
Stock Incentive Plan 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of shares that may be issued as a percentage of outstanding stock	10.00%	10.00%
Maximum number of shares that may be issued	2,315,000
Stock Incentive Plan 2010 | Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock incentive plans, term	10 years	10 years
Vesting period for remaining the 75% of options granted	36 months	36 months
Stock Incentive Plan 2010 | Stock Options | First anniversary of the grant date
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock incentive vesting ratably over the following 36 months	25.00%	25.00%
Stock Incentive Plan 2010 | Stock Options | Vesting ratably over the following 36 months
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock incentive vesting ratably over the following 36 months	75.00%	75.00%
Stock Incentive Plan 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of shares that may be issued	2,800,000
Stock Incentive Plan 2017 | Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock incentive plans, term	10 years	10 years
Vesting period for remaining the 75% of options granted	36 months	36 months
Stock Incentive Plan 2017 | Stock Options | First anniversary of the grant date
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock incentive vesting ratably over the following 36 months	25.00%	25.00%
Stock Incentive Plan 2017 | Stock Options | Vesting ratably over the following 36 months
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock incentive vesting ratably over the following 36 months	75.00%	75.00%